Offerings	Aug. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.108 % Fixed-to-Floating Rate Senior Notes due 2032
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,625.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate amount of those offerings is $2,600,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.655% Fixed-to-Floating Rate Senior Notes due 2037
Amount Registered | shares	1,350,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,350,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 186,435.00
Offering Note	See note 1.